DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (97.52%)
COMMUNICATION SERVICES – (14.10%)
Media & Entertainment – (14.10%)
Alphabet Inc., Class C *	16,736	$20,362,356
Facebook, Inc., Class A *	41,360	8,033,353
	Total Communication Services	28,395,709
CONSUMER DISCRETIONARY – (21.05%)
Automobiles & Components – (1.37%)
Adient plc *	116,552	2,768,110
Consumer Services – (5.88%)
New Oriental Education & Technology Group, Inc., ADR (China)*	113,439	11,832,822
Retailing – (13.80%)
Alibaba Group Holding Ltd., ADR (China)*	23,343	4,040,907
Amazon.com, Inc. *	10,627	19,838,271
Naspers Ltd. - N (South Africa)	15,997	3,899,430
		27,778,608
	Total Consumer Discretionary	42,379,540
ENERGY – (3.25%)
Apache Corp.	212,861	5,198,066
Encana Corp. (Canada)	295,914	1,352,327
	Total Energy	6,550,393
FINANCIALS – (44.43%)
Banks – (14.29%)
Bank of America Corp.	63,860	1,959,225
JPMorgan Chase & Co.	73,091	8,478,556
U.S. Bancorp	154,864	8,850,478
Wells Fargo & Co.	195,964	9,486,617
		28,774,876
Diversified Financials – (24.89%)
Capital Markets – (3.62%)
Bank of New York Mellon Corp.	155,379	7,290,383
Consumer Finance – (11.30%)
American Express Co.	73,794	9,177,760
Capital One Financial Corp.	146,899	13,576,405
		22,754,165
Diversified Financial Services – (9.97%)
Berkshire Hathaway Inc., Class B *	97,742	20,079,139
		50,123,687
Insurance – (5.25%)
Life & Health Insurance – (1.50%)
AIA Group Ltd. (Hong Kong)	294,620	3,021,252
Property & Casualty Insurance – (3.75%)
Markel Corp. *	6,779	7,551,331
		10,572,583
	Total Financials	89,471,146
HEALTH CARE – (2.95%)
Health Care Equipment & Services – (2.95%)
CVS Health Corp.	17,592	982,865
Quest Diagnostics Inc.	48,538	4,954,759
	Total Health Care	5,937,624

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	July 31, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (10.03%)
Capital Goods – (10.03%)
	Ferguson PLC (United Kingdom)	83,694	$6,227,899
	United Technologies Corp.	104,550	13,967,880
		Total Industrials	20,195,779
INFORMATION TECHNOLOGY – (1.71%)
Semiconductors & Semiconductor Equipment – (1.71%)
	Intel Corp.	68,230	3,449,026
		Total Information Technology	3,449,026
	TOTAL COMMON STOCK – (Identified cost $178,893,655)		196,379,217
SHORT-TERM INVESTMENTS – (2.48%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $1,995,143 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/19-05/20/69, total market value $2,034,900)	$1,995,000	1,995,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.55%, 08/01/19, dated 07/31/19, repurchase value of $997,071 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-7.00%, 11/01/38-07/01/49, total market value $1,016,940)	997,000	997,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $1,995,143 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.95%-5.00%, 06/01/27-08/01/49, total market value $2,034,900)	1,995,000	1,995,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,987,000)		4,987,000
	Total Investments – (100.00%) – (Identified cost $183,880,655)		201,366,217
	Other Assets Less Liabilities – (0.00%)		4,601
	Net Assets – (100.00%)		$201,370,818

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (98.69%)
COMMUNICATION SERVICES – (3.21%)
Media & Entertainment – (3.21%)
Alphabet Inc., Class C *	3,908	$4,754,785
	Total Communication Services	4,754,785
FINANCIALS – (95.48%)
Banks – (36.09%)
Bank of America Corp.	220,450	6,763,406
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	111,868	3,516,011
Danske Bank A/S (Denmark)	57,674	856,030
DBS Group Holdings Ltd. (Singapore)	241,932	4,612,875
DNB ASA (Norway)	303,496	5,429,725
JPMorgan Chase & Co.	65,391	7,585,356
Metro Bank PLC (United Kingdom)*	193,350	842,037
PNC Financial Services Group, Inc.	31,381	4,484,345
U.S. Bancorp	209,408	11,967,667
Wells Fargo & Co.	151,668	7,342,248
		53,399,700
Diversified Financials – (38.28%)
Capital Markets – (17.42%)
Bank of New York Mellon Corp.	154,265	7,238,114
Charles Schwab Corp.	45,096	1,949,049
Goldman Sachs Group, Inc.	20,310	4,470,840
Julius Baer Group Ltd. (Switzerland)	113,282	4,840,835
KKR & Co. Inc., Class A	140,780	3,765,865
State Street Corp.	60,326	3,504,338
		25,769,041
Consumer Finance – (13.56%)
American Express Co.	73,158	9,098,660
Capital One Financial Corp.	118,650	10,965,633
		20,064,293
Diversified Financial Services – (7.30%)
Berkshire Hathaway Inc., Class B *	52,606	10,806,851
		56,640,185
Insurance – (21.11%)
Property & Casualty Insurance – (13.07%)
Chubb Ltd.	46,125	7,049,745
Loews Corp.	76,193	4,079,373
Markel Corp. *	7,367	8,206,323
		19,335,441
Reinsurance – (8.04%)
Alleghany Corp. *	6,839	4,689,708
Everest Re Group, Ltd.	13,580	3,349,371
Greenlight Capital Re, Ltd., Class A *	103,600	865,060

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	July 31, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	30,960	$2,998,067
			11,902,206
			31,237,647
		Total Financials	141,277,532
	TOTAL COMMON STOCK – (Identified cost $141,248,104)		146,032,317
SHORT-TERM INVESTMENTS – (1.26%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $746,053 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/19-05/20/69, total market value $760,920)	$746,000	746,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.55%, 08/01/19, dated 07/31/19, repurchase value of $374,026 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.875%-7.00%, 11/01/19-07/01/49, total market value $381,480)	374,000	374,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $746,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.83%-5.00%, 04/01/25-08/01/49, total market value $760,920)	746,000	746,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,866,000)		1,866,000
	Total Investments – (99.95%) – (Identified cost $143,114,104)		147,898,317
	Other Assets Less Liabilities – (0.05%)		68,448
	Net Assets – (100.00%)		$147,966,765

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	July 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (98.55%)
COMMUNICATION SERVICES – (11.21%)
Media & Entertainment – (11.21%)
Alphabet Inc., Class C *	12,539	$15,255,951
Baidu, Inc., Class A, ADR (China)*	10,922	1,219,987
Facebook, Inc., Class A *	46,580	9,047,233
Fang Holdings Ltd., Class A, ADR (China)*	16,931	35,047
	Total Communication Services	25,558,218
CONSUMER DISCRETIONARY – (32.11%)
Automobiles & Components – (2.00%)
Adient plc *	191,565	4,549,669
Consumer Services – (7.29%)
New Oriental Education & Technology Group, Inc., ADR (China)*	159,357	16,622,529
Retailing – (22.82%)
Alibaba Group Holding Ltd., ADR (China)*	69,674	12,061,266
Amazon.com, Inc. *	7,257	13,547,222
JD.com, Inc., Class A, ADR (China)*	387,711	11,596,436
Naspers Ltd. - N (South Africa)	50,748	12,370,339
Quotient Technology Inc. *	234,768	2,469,759
		52,045,022
	Total Consumer Discretionary	73,217,220
ENERGY – (4.97%)
Apache Corp.	220,980	5,396,332
Encana Corp. (Canada)	814,337	3,721,520
Seven Generations Energy Ltd., Class A (Canada)*	401,171	2,228,052
	Total Energy	11,345,904
FINANCIALS – (31.02%)
Banks – (13.14%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	131,443	4,131,254
Danske Bank A/S (Denmark)	242,860	3,604,666
DBS Group Holdings Ltd. (Singapore)	392,620	7,486,016
DNB ASA (Norway)	132,459	2,369,771
Metro Bank PLC (United Kingdom)*	314,499	1,369,639
Wells Fargo & Co.	226,989	10,988,538
		29,949,884
Diversified Financials – (12.07%)
Capital Markets – (2.11%)
Julius Baer Group Ltd. (Switzerland)	52,956	2,262,948
Noah Holdings Ltd., ADS (China)*	78,731	2,546,160
		4,809,108
Consumer Finance – (5.42%)
Capital One Financial Corp.	116,430	10,760,461
Yirendai Ltd., ADR (China)*	143,955	1,610,856
		12,371,317
Diversified Financial Services – (4.54%)
Berkshire Hathaway Inc., Class B *	50,353	10,344,017
		27,524,442
Insurance – (5.81%)
Life & Health Insurance – (1.52%)
AIA Group Ltd. (Hong Kong)	337,390	3,459,847

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2019 (Unaudited)

	Units/Shares/ Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Multi-line Insurance – (4.29%)
Sul America S.A. (Brazil)	889,597	$9,794,926
		13,254,773
	Total Financials	70,729,099
INDUSTRIALS – (10.51%)
Capital Goods – (8.53%)
Ferguson PLC (United Kingdom)	145,282	10,810,829
United Technologies Corp.	64,663	8,638,977
		19,449,806
Transportation – (1.98%)
InterGlobe Aviation Ltd. (India)	200,000	4,528,996
	Total Industrials	23,978,802
INFORMATION TECHNOLOGY – (8.73%)
Semiconductors & Semiconductor Equipment – (4.85%)
Applied Materials, Inc.	144,708	7,144,234
Intel Corp.	77,188	3,901,853
		11,046,087
Technology Hardware & Equipment – (3.88%)
Hollysys Automation Technologies Ltd. (China)	512,103	8,854,261
	Total Information Technology	19,900,348
TOTAL COMMON STOCK – (Identified cost $233,318,436)		224,729,591
SHORT-TERM INVESTMENTS – (1.50%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $1,372,098 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/19-05/20/69, total market value $1,399,440)	$1,372,000	1,372,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.55%, 08/01/19, dated 07/31/19, repurchase value of $685,049 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 01/01/46-07/01/49, total market value $698,700)	685,000	685,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $1,372,098 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.95%-5.00%, 06/01/27-08/01/49, total market value $1,399,440)	1,372,000	1,372,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,429,000)		3,429,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2019 (Unaudited)

	Total Investments – (100.05%) – (Identified cost $236,747,436)	$228,158,591
	Liabilities Less Other Assets – (0.05%)	(117,839)
	Net Assets – (100.00%)	$228,040,752

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	July 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.92%)
COMMUNICATION SERVICES – (2.25%)
Media & Entertainment – (2.25%)
Baidu, Inc., Class A, ADR (China)*	8,100	$904,770
Fang Holdings Ltd., Class A, ADR (China)*	72,866	150,833
iQIYI, Inc., Class A, ADR (China)*	85,968	1,598,145
	Total Communication Services	2,653,748
CONSUMER DISCRETIONARY – (32.28%)
Consumer Services – (10.82%)
New Oriental Education & Technology Group, Inc., ADR (China)*	122,593	12,787,676
Retailing – (21.46%)
Alibaba Group Holding Ltd., ADR (China)*	44,748	7,746,326
Ctrip.com International, Ltd., ADR (China)*	46,980	1,831,280
JD.com, Inc., Class A, ADR (China)*	196,494	5,877,136
Meituan Dianping, Class B (China)*	251,800	2,036,102
Naspers Ltd. - N (South Africa)	32,349	7,885,396
		25,376,240
	Total Consumer Discretionary	38,163,916
ENERGY – (5.01%)
Encana Corp. (Canada)	657,813	3,006,205
Seven Generations Energy Ltd., Class A (Canada)*	526,011	2,921,398
	Total Energy	5,927,603
FINANCIALS – (28.48%)
Banks – (14.48%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	121,625	3,822,674
Danske Bank A/S (Denmark)	182,330	2,706,245
DBS Group Holdings Ltd. (Singapore)	294,510	5,615,370
DNB ASA (Norway)	236,500	4,231,127
Metro Bank PLC (United Kingdom)*	169,312	737,352
		17,112,768
Diversified Financials – (5.54%)
Capital Markets – (4.59%)
Julius Baer Group Ltd. (Switzerland)	84,483	3,610,179
Noah Holdings Ltd., ADS (China)*	56,281	1,820,127
		5,430,306
Consumer Finance – (0.95%)
Yirendai Ltd., ADR (China)*	99,697	1,115,610
		6,545,916
Insurance – (8.46%)
Life & Health Insurance – (2.97%)
AIA Group Ltd. (Hong Kong)	342,290	3,510,095
Multi-line Insurance – (5.49%)
Sul America S.A. (Brazil)	589,800	6,494,005
		10,004,100
	Total Financials	33,662,784
HEALTH CARE – (3.44%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.44%)
Novartis AG, ADR (Switzerland)	23,196	2,124,289
Roche Holding AG - Genusschein (Switzerland)	7,254	1,941,643
	Total Health Care	4,065,932

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	July 31, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (20.70%)
Capital Goods – (15.34%)
	Brenntag AG (Germany)	23,625	$1,153,881
	Ferguson PLC (United Kingdom)	76,227	5,672,259
	Safran S.A. (France)	38,307	5,499,386
	Schneider Electric SE (France)	67,353	5,810,952
			18,136,478
Transportation – (5.36%)
	Azul S.A., ADR (Brazil)*	26,168	1,065,038
	InterGlobe Aviation Ltd. (India)	232,903	5,274,083
			6,339,121
		Total Industrials	24,475,599
INFORMATION TECHNOLOGY – (3.76%)
Technology Hardware & Equipment – (3.76%)
	Hollysys Automation Technologies Ltd. (China)	257,294	4,448,613
		Total Information Technology	4,448,613
	TOTAL COMMON STOCK – (Identified cost $113,869,584)		113,398,195
SHORT-TERM INVESTMENTS – (4.17%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $1,974,141 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 08/25/19-05/20/69, total market value $2,013,480)	$1,974,000	1,974,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.55%, 08/01/19, dated 07/31/19, repurchase value of $988,070 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 07/01/48-05/01/49, total market value $1,007,760)	988,000	988,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.58%, 08/01/19, dated 07/31/19, repurchase value of $1,974,141 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.83%-5.00%, 04/01/25-07/01/49, total market value $2,013,480)	1,974,000	1,974,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,936,000)		4,936,000
	Total Investments – (100.09%) – (Identified cost $118,805,584)		118,334,195
	Liabilities Less Other Assets – (0.09%)		(111,900)
	Net Assets – (100.00%)		$118,222,295

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
July 31, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
July 31, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2019 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$28,395,709	$4,754,785	$25,558,218	$2,653,748
Consumer Discretionary	38,480,110	–	60,846,881	28,242,418
Energy	6,550,393	–	11,345,904	5,927,603
Financials	86,449,894	121,697,963	50,176,212	13,252,416
Health Care	5,937,624	–	–	2,124,289
Industrials	13,967,880	–	8,638,977	1,065,038
Information Technology	3,449,026	–	19,900,348	4,448,613
Total Level 1	183,230,636	126,452,748	176,466,540	57,714,125
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	3,899,430	–	12,370,339	9,921,498
Financials	3,021,252	19,579,569	20,552,887	20,410,368
Health Care	–	–	–	1,941,643
Industrials	6,227,899	–	15,339,825	23,410,561
Short-term securities	4,987,000	1,866,000	3,429,000	4,936,000
Total Level 2	18,135,581	21,445,569	51,692,051	60,620,070
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$201,366,217	$147,898,317	$228,158,591	$118,334,195

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes

At July 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Unrealized appreciation	$26,765,253	$12,168,368	$24,974,248	$11,888,178
Unrealized depreciation	(9,306,062)	(7,453,618)	(33,659,493)	(12,548,219)
Net unrealized appreciation (depreciation)	$17,459,191	$4,714,750	$(8,685,245)	$(660,041)

Aggregate cost	$183,907,026	$143,183,567	$236,843,836	$118,994,236